================================================================================
                                  T. Rowe Price
--------------------------------------------------------------------------------
                                 Annual Report
                             Maryland Tax-Free Funds
--------------------------------------------------------------------------------
                                February 29, 2000
--------------------------------------------------------------------------------
REPORT HIGHLIGHTS
================================================================================
MARYLAND TAX-FREE FUNDS
-----------------------
* The Federal Reserve continued to raise interest rates, leading to weakness among municipal bonds.
* Rising income helped the Maryland Short-Term Tax-Free Bond Fund post a small six-month gain on a par with its Lipper peer group.
* The Maryland Tax-Free Bond Fund had negative total returns, but notably outperformed its Lipper average.
* Generally high credit quality, low supply, and steady demand helped Maryland's municipals outperform the national market.
* Interest rates may still rise, but Maryland's municipal market should offer attractive total return opportunities.

UPDATES AVAILABLE
-----------------
     For updates on T. Rowe Price funds following the end of each calendar quarter, please see our Web site at www.troweprice.com.

FELLOW SHAREHOLDERS
-------------------
     The Federal Reserve raised the federal funds rate three times in 1999 and twice so far in 2000 in a continuing effort to slow economic growth to a pace that will constrain inflationary pressures. As a result of a powerful economy and higher interest rates, many bonds posted negative returns during the past six months, with shorter-term issues turning in the best performance. The Maryland Short-Term Bond Fund had positive total returns for both the six-month and one-year periods, while the Maryland Tax-Free Bond Fund's results were negative but strong compared with its peer group average.

MARKET ENVIRONMENT
------------------

*******************************************************************************
                              MARYLAND BOND YIELDS
                              --------------------

                  Maryland bond Index        Maryland 3-year GO bond
                  -------------------        -----------------------
2/28/99                   5                         3.58
                          5.02                      3.65
                          5.04                      3.6
5/31                      5.15                      3.78
                          5.37                      4.1
                          5.39                      4.08
8/31                      5.62                      4.18
                          5.76                      4.23
                          6.01                      4.3
11/30                     5.85                      4.25
                          6.06                      4.48
                          6.27                      4.68
2/29/00                   6.15                      4.7

Source: T. Rowe Price Associates.

*******************************************************************************

     The Fed has drawn a clear line in the sand in the face of a persistently strong economy, which surged more than 6% in the second half of 1999. By early 2000, it was evident that domestic demand was not slowing sufficiently to temper the powerful economy, which has been augmented by a recovery in U.S. exports as well as greater government spending. In this environment, Fed Chairman Alan Greenspan left no room for doubt that the Fed will remain diligent in its fight to contain inflation. Interest rates, and munic-ipal bond yields, trended upward steadily in response to repeated Fed hikes in key short-term rates. Longer-term rates did ease somewhat in February, but that resulted largely from unusual activity in the Treasury market, when the Treasury Department announced its intention to pay down federal debt further through the repurchase of Treasury bonds. The proposed reduction in federal debt sent investors scrambling and led to an inversion of the yield curve, with 30-year Treasury yields falling below two-year yields. During this period, the municipal yield curve maintained a positive slope but flattened considerably, with long-term bonds outperfor ming short-term bonds.

     After outperforming taxable bonds during the first half of 1999, municipals lost ground in the second half. Year-end was particularly challenging for municipal markets due to a confluence of events. Municipals began to weaken when some buyers fled into higher-yielding corporate bonds, which flooded the market in the third quarter. In the fourth quarter, normally strong demand from retail investors waned because of competition from the surging stock mar-ket and from selling to realize tax losses at year-end. Redemptions from municipal bond funds increased as a result. One factor that aided municipals in 1999 was the relatively light supply of new issues, down 21% nationwide from the previous year.

*********************************
Maryland bonds tend to have
more defensive characteristics
than the rest of the country,
such as shorter maturities
and higher credit quality.
*********************************

     Maryland has certainly done its share to contribute to the nation's strong economic growth. Governor Parris N. Glendening stated in December that the state's current economy is the best in a generation. Revenue for fiscal year 2000 is estimated to exceed $9 billion, and the state's budget now enjoys a $925 million surplus. The unemployment rate hit 2.8% in December 1999, a record low, while personal income is projected to grow 5.6% in 2000 and 5.9% in 2001. The state expects to use its surplus funds judiciously by making one-time capital improvements that will fund school and transportation construction.

     Compared to the national market, Maryland bonds fared well during the past year. While the national aver age for general municipal bond funds was a 4.58% loss, Maryland funds averaged -3.76%. On balance, Maryland bonds tend to have more defensive characteristics than the rest of the country, such as shorter maturities and higher credit quality. Maryland's market was also helped by a 31% drop in new issues sold in 1999, because decreasing supply tends to support the value of existing bonds.

MARYLAND SHORT-TERM TAX-FREE BOND FUND
--------------------------------------
    PERFORMANCE COMPARISON
    ----------------------
    Periods Ended 2/29/00         6 Months        12 Months
    ---------------------         --------        ---------
    Maryland Short-Term
    Tax-Free Bond Fund              1.09%           1.16%
    Lipper Short Municipal
    Debt Funds Average              1.07            1.48
================================================================================

     Despite the difficult investing environment, your fund managed to post a modest gain and increase its dividend. Six-month total returns were 1.09%, slightly ahead of the fund's Lipper peer group average, which measures national municipal funds. The per share dividend for the six months rose one penny to $0.10, and the 30-day standardized yield ended the period at 4.17% -- comparable to a 6.52% yield on a taxable bond for investors in the 36% tax bracket. Results for 12 months were 1.16% and trailed the Lipper benchmark.

     For the past six months we carried higher cash balances as yields moved up. Our strategy was to keep duration short in the face of the Fed's tightening moves, while pursuing higher-yielding bonds whenever they are available -- which is not often because of the high quality of the Maryland municipal market. (Duration measures a bond or bond fund's price sensitivity to changes in interest rates. The price of a bond fund with a duration of two years, for example, would drop 2% if rates rose by one percentage point.)

     We kept the fund's duration close to 2.2 years after May 1999, shorter than the 2.4 to 2.6 range we maintained previously. In October, however, five-year yields approached 5% for the first time since March 1995, and we have been looking for opportunities to purchase higher-yielding issues with longer durations. In particular, we would like to buy as many four-year bonds as possible, but our progress is slowed by the thin supply of these issues.

     The portfolio's sector diversification shows some modest shifts from six months ago. However, since the volume of debt issuance has declined in this era of prosperity, any changes in our profile have more to do with availability than with a specific strategy on sector exposures.

     Our portfolio remains skewed toward higher-quality sectors of our market, including general obligations (26%), prerefunded bonds (24%), and educational revenue bonds (9%). Average portfolio quality stands at AA.

MARYLAND TAX-FREE BOND FUND
---------------------------
    PERFORMANCE COMPARISON
    ----------------------
    Periods Ended 2/29/00         6 Months        12 Months
    ---------------------         --------        ---------
    Maryland Tax-Free
    Bond Fund                      -0.21%          -2.98%
    Lipper Maryland Municipal
    Debt Funds Average              -0.97          -3.76
================================================================================

     The Maryland Tax-Free Bond Fund's returns were negative in the weak environment but compared favorably with our Lipper benchmark. Its -0.21% six-month return exceeded by a significant amount the -0.97% showing of the Lipper Maryland Municipal Debt Funds Average, and the per share dividend remained at attractive levels. Twelve-month results similarly outpaced the Lipper average. The 30-day standardized yield finished the period at 5.18%; taxable-equivalent yield for investors in the 36% tax bracket would be 8.09%.

     Performance reflected our investment strategy, credit risk profile, and low expenses that allow us to deliver the highest income in our peer group. Despite negative returns in the past fiscal year, the fund's long-term record remains strong, ranking first out of six funds in its Lipper category that have been in existence for 10 years. Over the past five y ears, the fund ranks fifth out of 31 funds in its category, and for the past year, it ranks 11th out of 38 funds based on total returns.

     Our investment goals for the past year included a strategy of keeping our interest rate exposure, or duration, no longer than neutral compared with our peer group. (See Maryland Short-Term Tax-Free Bond Fund for a description of duration.) In the second half of the year we focused on building a "barbell" structure into the portfolio by selling bonds in the 10-year range and using the proceeds to buy both shorter and longer bonds. This structure enhances income and protects principal when the yield curve becomes flat.

     We underweighted bonds with maturities greater than 20 years as well as issues with very low coupons, which tend to perform poorly in a rising rate environment. We raised cash reserves modestly in July and August to provide more liquidity as we approached year-end, a move that protected returns by allowing us to meet year-end redemptions without selling bonds into a weak market.

     Our average credit profile remained high, which helped the fund in the second half of the year when spreads for lower-rated bonds widened N that is, their prices declined because investors preferred higher-rated investments. Maryland doesn't offer many lower-quality bonds, and the ones available often lack attractive yields because there is usually more demand than supply. However, the recent sell-off means that better yields are available today than a year ago, and this may be an opportunity going forward.

     Our sector concentrations for the year were little changed, although we put a bit more money to work in the housing and education sectors. We continue to like general obligation (GO) credits. In this economy, tax revenues continually exceed expectations, reducing the need for debt and promising further declines in GO supply. The state of Maryland, for example, cancelled a debt sale scheduled for February 2000 as a result of strong tax receipts and a diminished need for borrowing.

     A year ago, we were concerned about maintaining the fund's yield in a low rate environment. This past year, however, allowed us to rebuild income by selling lower-yielding bonds at losses and reinvesting in new issues with higher coupons. These losses can be used to offset the fund's capital gains now and in the future. Outlook

     Looking into 2000, we are a bit more constructive on our market than earlier in the year. Municipal bond issuance has been light in the first two months of 2000, and redemption activity has abated, creating bet- ter market dynamics. We expect to take advantage of issues with higher yields across all maturities, which can greatly enhance returns in an environment of low inflation. These yields are also extremely attractive compared with yields in the taxable market, particularly among longer-term bonds.

     Except for soaring oil and some other commodity prices, overall inflation remains in check. However, the strong pace of economic growth is straining the supply of both labor and products. Cost pressures have been mounting, and the Fed is concerned that they will be reflected in higher inflation. As long as accelerating inflation remains a threat, the Fed is likely to move short-term rates higher in the months ahead. That could create further short-term losses but, in our view, any slowdown in economic growth as a result of Fed tightening should reduce inflation pressure and bode well for long-term performance.

     We thank you for your perseverance through this past year and assure you that we are doing everything we can to increase our tax-free dividend. Although there is no guarantee that the seas won't continue to be stormy, we can promise a steady hand as we navigate these waters. We are cautiously optimistic that current market conditions offer an opportunity to lock in higher yields, and we will diligently and prudently scrutinize the Maryland municipal market for such opportunities.

Respectfully submitted,

/s/

Charles B. Hill
Chairman of the Investment Advisory Committee
Maryland Short-Term Tax-Free Bond Fund

/s/

Mary J. Miller
Chairman of the Investment Advisory Committee
Maryland Tax-Free Bond Fund

March 23, 2000

     Effective March 1, 2000, Hugh D. McGuirk has taken over day-to-day management of the Maryland Tax-Free Bond Fund and has become Chairman of its Investment Advisory Committee. Mary Miller remains with T. Rowe Price as Director of the Municipal Bond Department. Mr. McGuirk has been a member of the fund's advisory committee since 1995, and has been involved in the municipal bond management process at T. Rowe Price since 1993. This updates the portfolio management section of the Maryland Tax-Free Bond Fund prospectus dated July 1, 1999.
================================================================================

T. Rowe Price Maryland Tax-Free Funds
-------------------------------------
PORTFOLIO HIGHLIGHTS
--------------------
KEY STATISTICS
--------------
                                                    8/31/99        2/29/00
  MARYLAND SHORT-TERM TAX-FREE BOND FUND
----------------------------------------------------------------------------
  Price Per Share                                   $   5.08       $   5.04
----------------------------------------------------------------------------
  Dividends Per Share
----------------------------------------------------------------------------
      For 6 months                                      0.09           0.10
----------------------------------------------------------------------------
      For 12 months                                     0.19           0.19
---------------------------------------------------------------------------
  Dividend Yield *
----------------------------------------------------------------------------
      For 6 months                                      3.67%          3.82%
----------------------------------------------------------------------------
      For 12 months                                     3.80           3.80
----------------------------------------------------------------------------
  30-Day Standardized Yield                             3.68           4.17
----------------------------------------------------------------------------
  Weighted Average Maturity (years)                     2.5            2.5
---------------------------------------------------------------------------
  Weighted Average Effective Duration (years)           2.2            2.2
----------------------------------------------------------------------------
  Weighted Average Quality **                          AA             AA
----------------------------------------------------------------------------

  MARYLAND TAX-FREE BOND FUND
----------------------------------------------------------------------------
  Price Per Share                                   $  10.16       $   9.87
----------------------------------------------------------------------------
  Dividends Per Share
----------------------------------------------------------------------------
      For 6 months                                      0.27           0.27
----------------------------------------------------------------------------
      For 12 months                                     0.54           0.53
----------------------------------------------------------------------------
  Dividend Yield *
----------------------------------------------------------------------------
      For 6 months                                      5.27%          5.49%
----------------------------------------------------------------------------
      For 12 months                                     5.42           5.53
----------------------------------------------------------------------------
  30-Day Standardized Yield                             4.75           5.18
----------------------------------------------------------------------------
  Weighted Average Maturity (years)                    15.7           16.2
----------------------------------------------------------------------------
  Weighted Average Effective Duration (years)           7.5            8.0
----------------------------------------------------------------------------
  Weighted Average Quality **                          AA             AA
----------------------------------------------------------------------------
* Dividends earned and reinvested for the periods indicated are annualized and divided by the fund's net asset value at the end of the period.
**   Based on T. Rowe Price research.

================================================================================

T. Rowe Price Maryland Tax-Free Funds
-------------------------------------
PORTFOLIO HIGHLIGHTS
--------------------
SECTOR DIVERSIFICATION
----------------------
                                                     Percent of     Percent of
                                                     Net Assets     Net Assets
                                                        8/31/99        2/29/00
  MARYLAND SHORT-TERM TAX-FREE BOND FUND
------------------------------------------------------------------------------
  Prerefunded Bonds                                        28%            24%
------------------------------------------------------------------------------
  General Obligation  - Local                              16             22
------------------------------------------------------------------------------
  Solid Waste Revenue                                       8             11
------------------------------------------------------------------------------
  Educational Revenue                                      10              9
------------------------------------------------------------------------------
  Lease Revenue                                             3              7
------------------------------------------------------------------------------
  Hospital Revenue                                         10              5
------------------------------------------------------------------------------
  Life Care/Nursing Home Revenue                            5              5
------------------------------------------------------------------------------
  Dedicated Tax Revenue                                     2              4
------------------------------------------------------------------------------
  General Obligation - State                                7              4
------------------------------------------------------------------------------
  Water and Sewer Revenue                                   2              2
------------------------------------------------------------------------------
  Miscellaneous Revenue                                     2              2
------------------------------------------------------------------------------
  Ground Transportation Revenue                             4              2
------------------------------------------------------------------------------
  All Other                                                 4              2
------------------------------------------------------------------------------
  Other Assets Less Liabilities                            -1              1
------------------------------------------------------------------------------
  Total                                                   100%           100%

  MARYLAND TAX-FREE BOND FUND
------------------------------------------------------------------------------
  Housing Finance Revenue                                  14%            16%
------------------------------------------------------------------------------
  Prerefunded Bonds                                        15             15
------------------------------------------------------------------------------
  Hospital Revenue                                         12             12
------------------------------------------------------------------------------
  General Obligation - Local                               10             10
------------------------------------------------------------------------------
  Educational Revenue                                       5              7
------------------------------------------------------------------------------
  General Obligation - State                                8              7
------------------------------------------------------------------------------
  Ground Transportation Revenue                             5              5
------------------------------------------------------------------------------
  Water and Sewer Revenue                                   4              5
------------------------------------------------------------------------------
  Escrowed to Maturity                                      4              4
------------------------------------------------------------------------------
  Solid Waste Revenue                                       4              4
------------------------------------------------------------------------------
  Miscellaneous Revenue                                     5              4
------------------------------------------------------------------------------
  Lease Revenue                                             4              3
------------------------------------------------------------------------------
  Electric Revenue                                          3              2
------------------------------------------------------------------------------
  Dedicated Tax Revenue                                     3              2
------------------------------------------------------------------------------
  All Other                                                 4              3
------------------------------------------------------------------------------
  Other Assets Less Liabilities                             -              1
------------------------------------------------------------------------------
  Total                                                   100%           100%

================================================================================

T. Rowe Price Maryland Tax-Free Funds
-------------------------------------
PERFORMANCE COMPARISON
----------------------

     These charts show the value of a hypothetical $10,000 investment in each fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

           Lehman 3-yr State    Lipper Short Municipal    Maryland Short-Term
            GO Bond Index         Debt Funds Average      Tax-Free Bond Fund
        ----------------------    -------------------     -------------------
1/93            10000                   10000                   10000
2/93            10154                   10113                   10167
2/94            10507                   10448                   10522
2/95            10783                   10679                   10799
2/96            11653                   11302                   11501
2/97            12169                   11748                   11875
2/98            12815                   12299                   12416
2/99            13488                   12846                   12970
2/00            13676                   13039                   13121

       ******************************************************************

         Lehman Municipal     Lipper Maryland Municipal    Maryland Tax-Free
           Bond Index            Debt Funds Average            Bond Fund
        ----------------        -------------------       -----------------
2/90          10000                     10000                   10000
2/91          10922                     10852                   10837
2/92          12013                     11821                   11826
2/93          13666                     13325                   13452
2/94          14423                     14045                   14249
2/95          14695                     14247                   14453
2/96          16318                     15655                   15899
2/97          17217                     16404                   16713
2/98          18790                     17854                   18165
2/99          19946                     18824                   19218
2/00          19530                     18166                   18646

       ******************************************************************

AVERAGE ANNUAL COMPOUND TOTAL RETURN
------------------------------------
     This table shows how each fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

                                                             Since  Inception
Periods Ended 2/29/00         1 Year  5 Years  10 Years  Inception       Date
---------------------         ------  -------  --------  ---------       ----
Maryland Short-Term
Tax-Free Bond Fund              1.16%   3.97%      -        3.91%     1/29/93
Maryland Tax-Free Bond Fund    -2.98    5.23     6.43%        -       3/31/87

     Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.
================================================================================

T. Rowe Price Maryland Short-Term Tax-Free Bond Fund
----------------------------------------------------
For a share outstanding throughout each period

FINANCIAL HIGHLIGHTS
--------------------
                                  Year
                                 Ended
                               2/29/00   2/28/99   2/28/98   2/28/97  2/29/96
NET ASSET VALUE
Beginning of period           $   5.17  $   5.14  $   5.11  $   5.15  $  5.04
-------------------------------------------------------------------------------
Investment activities
  Net investment income(loss)     0.19*     0.19*     0.20*     0.20*    0.21*
  Net realized and
  unrealized gain (loss)         (0.13)     0.03      0.03     (0.04)    0.11
-------------------------------------------------------------------------------
  Total from
  investment activities           0.06      0.22      0.23      0.16     0.32
-------------------------------------------------------------------------------
Distributions
  Net investment income          (0.19)    (0.19)    (0.20)    (0.20)   (0.21)
-------------------------------------------------------------------------------
NET ASSET VALUE
End of period                 $   5.04  $   5.17  $   5.14  $   5.11  $  5.15
Ratios/Supplemental=Data=======================================================
Total return**                    1.16%*    4.46%*    4.56%*    3.26%*   6.49%*
-------------------------------------------------------------------------------
Ratio of total expenses to
average net assets                0.60%*    0.62%*    0.65%*    0.65%*   0.65%*
-------------------------------------------------------------------------------
Ratio of net investment
income (loss) to average
net assets                        3.70%*    3.80%*    3.89%*    3.98%*   4.14%*
-------------------------------------------------------------------------------
Portfolio turnover rate          41.4%     46.4%     60.4%     21.4%    39.3%
-------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                $124,135  $122,552  $109,424  $\102,252 $ 85,784
--------------------------------------------------------------------------------
** Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
* Excludes expenses in excess of a 0.65% voluntary expense limitation in effect through 6/30/98, and a 0.60% voluntary expense limitation in effect from 7/1/98 through 2/28/01.

The accompanying notes are an integral part of these financial statements.
================================================================================

T. Rowe Price Maryland Tax-Free Bond Fund
-----------------------------------------
For a share outstanding throughout each period
FINANCIAL HIGHLIGHTS
--------------------
                                 Year
                                Ended
                              2/29/00   2/28/99   2/28/98   2/28/97   2/29/96
NET ASSET VALUE
Beginning of period          $  10.73  $  10.67  $  10.35  $  10.40  $   9.99
------------------------------------------------------------------------------
Investment activities
  Net investment income(loss)   0.53      0.54      0.55      0.56      0.57
  Net realized and
  unrealized gain (loss)        (0.85)     0.06      0.32     (0.05)     0.41
------------------------------------------------------------------------------
  Total from
  investment activities         (0.32)     0.60      0.87      0.51      0.98
------------------------------------------------------------------------------
Distributions
  Net investment income         (0.53)    (0.54)    (0.55)    (0.56)    (0.57)
  Net realized gain             (0.01)        -         -         -         -
------------------------------------------------------------------------------
  Total distributions           (0.54)    (0.54)    (0.55)    (0.56)    (0.57)
------------------------------------------------------------------------------
NET ASSET VALUE
End of period                $   9.87  $  10.73  $  10.67  $  10.35  $  10.40
Ratios/Supplemental=Data======================================================
Total return**                   (2.98)%   5.80%     8.68%     5.12%    10.00%
------------------------------------------------------------------------------
Ratio of total expenses to
average net assets                0.51%    0.51%     0.51%     0.54%    0.54%
------------------------------------------------------------------------------
Ratio of net investment
income (loss) to average
net assets                        5.23%    5.10%     5.31%     5.47%    5.53%
------------------------------------------------------------------------------
Portfolio turnover rate          29.2%     15.4%     19.2%     26.2%    23.9%
------------------------------------------------------------------------------
Net assets, end of period
(in millions)                $    979  $  1,063  $    926  $    820  $    799
------------------------------------------------------------------------------
     ** Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.
================================================================================

T. Rowe Price Maryland Short-Term Tax-Free Bond Fund
----------------------------------------------------         February 29, 2000
STATEMENT OF NET ASSETS
-----------------------
                                                         Par         Value
                                                           In thousands
MARYLAND  90.6%
Anne Arundel County, GO
    TECP, 3.55%, 3/1/00                              $    1,500   $  1,500
---------------------------------------------------------------------------
    Consolidated Solid Waste
        5.75%, 2/1/04 *                                     350        359
---------------------------------------------------------------------------
        6.00%, 2/1/01 *                                     350        355
---------------------------------------------------------------------------
        6.00%, 2/1/02 *                                     350        358
---------------------------------------------------------------------------
        6.00%, 2/1/03 *                                     325        335
---------------------------------------------------------------------------
    Water and Sewer
        4.75%, 9/1/01                                     1,030      1,035
---------------------------------------------------------------------------
        5.00%, 3/15/02 *                                  1,280      1,287
---------------------------------------------------------------------------
        5.00%, 3/15/03 *                                  1,345      1,350
---------------------------------------------------------------------------
Baltimore City
    COP, 5.25%, 4/1/04 (MBIA Insured)                     2,160      2,188
---------------------------------------------------------------------------
    Water Projects
        6.50%, 7/1/20 (MBIA Insured)
        (Prerefunded 7/1/00+)                               345        348
---------------------------------------------------------------------------
Baltimore City, GO
    Consolidated Public Improvement
        7.50%, 10/15/00 (FGIC Insured)                      500        510
---------------------------------------------------------------------------
Baltimore County, GO
    Consolidated Public Improvement
        5.50%, 6/1/04                                     1,000      1,025
---------------------------------------------------------------------------
Baltimore County
    Consolidated Public Improvement
        6.00%, 7/1/05 (Prerefunded 7/1/02+)                 500        523
---------------------------------------------------------------------------
    Stella Maris
        7.50%, 3/1/21 (Prerefunded 3/1/01+)               1,000      1,050
---------------------------------------------------------------------------
Baltimore County Economic Dev.
    Maryvale Preparatory School Fac.
        6.50%, 5/1/08                                     1,000        951
---------------------------------------------------------------------------
Baltimore County Metropolitan Dist.
        6.10%, 7/1/06 (Prerefunded 7/1/02+)               1,500      1,573
---------------------------------------------------------------------------

Charles County, County Commissioners
    Fox Chase Apartments, 7.25%, 10/1/01                    185        184
---------------------------------------------------------------------------
    New Forest Apartments, 7.25%, 11/1/01                   365        363
---------------------------------------------------------------------------
Frederick County, Public Fac., GO
        5.00%, 7/1/02                                     3,275      3,302
---------------------------------------------------------------------------
Maryland Economic Dev.
    Associated Jewish Charities
        5.25%, 7/15/02                               $      305   $    301
---------------------------------------------------------------------------
        5.25%, 7/15/03                                      320        312
---------------------------------------------------------------------------
        5.50%, 7/15/04                                      340        332
---------------------------------------------------------------------------
        5.50%, 7/15/05                                      360        349
---------------------------------------------------------------------------
        5.50%, 7/15/06                                      380        364
---------------------------------------------------------------------------
        5.50%, 7/15/07                                      400        380
---------------------------------------------------------------------------
Maryland Energy Fin. Admin.
    Wheelabrator Water Technologies
        5.75%, 12/1/04                                    2,570      2,605
---------------------------------------------------------------------------
Maryland, GO
    State & Local Fac.
        4.85%, 10/15/02                                     500        503
---------------------------------------------------------------------------
        5.00%, 10/15/02                                     930        939
---------------------------------------------------------------------------
        5.00%, 8/1/04                                     1,000      1,007
---------------------------------------------------------------------------
        5.20%, 3/15/04                                    2,500      2,533
---------------------------------------------------------------------------

Maryland HHEFA
    Bradford Oaks Nursing and Rehabilitation Center
        5.375%, 1/1/01                                      200        199
---------------------------------------------------------------------------
    Broadmead
        4.60%, 7/1/01                                       375        373
---------------------------------------------------------------------------
        4.90%, 7/1/04                                       250        244
---------------------------------------------------------------------------
    Charity Obligation Group
        4.60%, 11/1/26 (Prerefunded 11/1/03+)             1,035      1,028
---------------------------------------------------------------------------
    Easton Memorial Hosp.
        5.00%, 7/1/00 (MBIA Insured)                        335        336
---------------------------------------------------------------------------
        5.00%, 7/1/01 (MBIA Insured)                        360        362
---------------------------------------------------------------------------
        5.00%, 7/1/02 (MBIA Insured)                        370        372
---------------------------------------------------------------------------
        5.00%, 7/1/03 (MBIA Insured)                        390        392
---------------------------------------------------------------------------
        5.00%, 7/1/04 (MBIA Insured)                        410        412
---------------------------------------------------------------------------
        5.00%, 7/1/05 (MBIA Insured)                        430        430
---------------------------------------------------------------------------
    Francis Scott Key Medical Center
        6.75%, 7/1/23 (FGIC Insured)
        (Prerefunded 7/1/00+)                                35         36
---------------------------------------------------------------------------
    Greater Baltimore Medical Center
        6.75%, 7/1/19 (Prerefunded 7/1/01+)               2,025      2,124
---------------------------------------------------------------------------
Maryland HHEFA
    Johns Hopkins Univ.
        5.50%, 7/1/01                                $    2,500   $  2,535
---------------------------------------------------------------------------
        5.50%, 7/1/02                                     4,000      4,077
---------------------------------------------------------------------------

    Kennedy Krieger Institute
        6.00%, 7/1/01                                       125        126
---------------------------------------------------------------------------
        6.00%, 7/1/02                                       220        222
---------------------------------------------------------------------------
        6.00%, 7/1/03                                       380        382
---------------------------------------------------------------------------
        6.00%, 7/1/04                                       405        405
---------------------------------------------------------------------------
        6.00%, 7/1/05                                       430        428
---------------------------------------------------------------------------
    Stella Maris, 4.75%, 7/1/21                           4,625      4,609
---------------------------------------------------------------------------
    Union Hosp. of Cecil County
        6.70%, 7/1/22
        (Prerefunded 7/1/02+)                             1,725      1,829
---------------------------------------------------------------------------
    Univ. of Maryland Medical System
        6.50%, 7/1/21 (FGIC Insured)
        (Prerefunded 7/1/01+)                             2,250      2,310
---------------------------------------------------------------------------
        7.00%, 7/1/17 (FGIC Insured)
        (Prerefunded 7/1/01+)                             2,250      2,367
---------------------------------------------------------------------------
    Washington County Hosp.
        6.375%, 7/1/22 (AMBAC Insured)
        (Prerefunded 7/1/02+)                             1,365      1,440
---------------------------------------------------------------------------
Maryland Ind. Dev. Fin. Auth.
    American Center for Physics Headquarters Fac.
        5.80%, 1/1/01                                       400        402
---------------------------------------------------------------------------
    Way Station, 4.90%, 12/31/11                          2,110      2,049
---------------------------------------------------------------------------
Maryland Stadium Auth.
        VRDN (Currently 3.95%) *                          3,000      3,000
---------------------------------------------------------------------------
Maryland Transportation Auth., Transportation Fac.
        5.40%, 7/1/02                                     2,000      2,032
---------------------------------------------------------------------------
        6.10%, 7/1/00                                       400        403
---------------------------------------------------------------------------
Maryland Water Quality Fin. Administration,
     Revolving Loan Fund
        7.25%, 9/1/11 (Prerefunded 9/1/00+)                 575        595
---------------------------------------------------------------------------
Montgomery County, GO
        6.30%, 4/1/02                                     1,250      1,291
---------------------------------------------------------------------------
        9.75%, 6/1/01                                     1,700      1,809
---------------------------------------------------------------------------
    Consolidated Public Improvement
        5.00%, 5/1/01                                     1,480      1,492
---------------------------------------------------------------------------
        5.25%, 1/1/04                                     2,000      2,029
---------------------------------------------------------------------------

Montgomery County, GO
    Consolidated Public Improvement
        5.50%, 7/1/03                                $    1,000   $  1,023
---------------------------------------------------------------------------
        5.60%, 7/1/04                                     4,000      4,118
---------------------------------------------------------------------------
        5.70%, 7/1/05                                       965        999
---------------------------------------------------------------------------
Northeast Maryland Waste Disposal Auth.
    Montgomery County Resources
        5.60%, 7/1/02 *                                   2,000      2,023
---------------------------------------------------------------------------
        5.70%, 7/1/03 *                                   4,260      4,324
---------------------------------------------------------------------------
        7.10%, 1/1/03 (MBIA Insured)                      1,000      1,058
---------------------------------------------------------------------------
    Solid Waste
        5.30%, 7/1/00 *                                   1,765      1,771
---------------------------------------------------------------------------
        5.90%, 7/1/05 *                                   2,250      2,300
---------------------------------------------------------------------------
    Southwest Resources
        5.80%, 7/1/04 *                                      60         61
---------------------------------------------------------------------------
        7.05%, 1/1/02 (MBIA Insured)                      1,500      1,560
---------------------------------------------------------------------------
Prince George's County
    Collington Episcopal, 5.40%, 4/1/02                     450        443
---------------------------------------------------------------------------
    Dimensions Health
        7.00%, 7/1/22 (Prerefunded 7/1/02+)               1,500      1,603
---------------------------------------------------------------------------
        7.25%, 7/1/17 (Prerefunded 7/1/02+)               5,500      5,907
---------------------------------------------------------------------------
    Equipment Acquistion Program, COP
        5.00%, 10/15/00 (MBIA Insured)                    4,050      4,072
---------------------------------------------------------------------------
Prince George's County Housing Auth., Largo Oxford
        4.50%, 12/1/07 (Prerefunded 12/1/01+)             2,000      1,997
---------------------------------------------------------------------------
Univ. of Maryland
        5.50%, 4/1/10 (Prerefunded 4/1/03+)               1,000      1,038
---------------------------------------------------------------------------
        6.40%, 4/1/06 (Prerefunded 10/1/02+)                500        529
---------------------------------------------------------------------------
    Auxiliary Fac. and Tuition, 5.00%, 4/1/02             3,145      3,166
---------------------------------------------------------------------------
Washington Suburban Sanitary Dist., GO
        6.50%, 11/1/13 (Prerefunded 11/1/01+)             1,000      1,051
---------------------------------------------------------------------------
        7.00%, 6/1/01                                     1,480      1,527
---------------------------------------------------------------------------
        8.00%, 1/1/02                                     1,460      1,544
---------------------------------------------------------------------------
Total Maryland (Cost  $113,677)                                     12,475
---------------------------------------------------------------------------

PUERTO=RICO==7.2%==========================================================
Puerto Rico Ind. Medical and Environmental, PCR
        4.25%, 9/1/13                                     1,500      1,457
---------------------------------------------------------------------------
Puerto Rico Municipal Fin. Agency
        5.50%, 8/1/02                                $    5,000   $  5,079
---------------------------------------------------------------------------
Puerto Rico Telephone Auth.
        5.45%, 1/16/15 (MBIA Insured)
        (Prerefunded 1/1/03+)                             2,400      2,471
---------------------------------------------------------------------------
Total Puerto Rico (Cost  $9,090)                                     9,007
---------------------------------------------------------------------------

U.=S.=VIRGIN=ISLANDS==1.0%=================================================
Virgin Island Water and Power Auth.
        5.00%, 7/1/02                                     1,200      1,192
---------------------------------------------------------------------------
Total U. S. Virgin Islands (Cost  $1,212)                            1,192

=Total=Investments=in=Securities===========================================
 98.8% of Net Assets (Cost  $123,979)                       $     122,674

 Other Assets Less Liabilities                                      1,461

 NET ASSETS                                                 $     124,135

 Net Assets Consist of:
 Accumulated net investment income - net of distributions   $           2
 Accumulated net realized gain/loss - net of distributions           (253)
 Net unrealized gain (loss)                                        (1,305)
 Paid-in-capital applicable to 24,627,310 no par value
     shares of beneficial interest outstanding;
     unlimited number of shares authorized                        125,691

 NET ASSETS                                                 $      124,135
 NET ASSET VALUE PER SHARE                                  $         5.04

     *  Interest subject to alternative minimum tax
     +  Used in determining portfolio maturity
 AMBAC  AMBAC Indemnity Corp.
   COP  Certificates of Participation
  FGIC  Financial Guaranty Insurance Company
    GO  General Obligation
 HHEFA  Health & Higher Educational Facility Authority
  MBIA  Municipal Bond Investors Assurance Corp.
   PCR  Pollution Control Revenue
  TECP  Tax-Exempt Commercial Paper
  VRDN  Variable Rate Demand Note

The accompanying notes are an integral part of these financial statements.
================================================================================

T. Rowe Price Maryland Tax-Free Bond Fund
-----------------------------------------                     February 29, 2000
STATEMENT OF NET ASSETS
-----------------------
                                                        Par        Value
                                                         In thousands
MARYLAND  95.5%
Allegany Co., PCR, Westvaco, 6.20%, 1/1/08           $  1,350   $   1,399
------------------------------------------------------------------------------
Anne Arundel County
    Special Tax Dist., Farmington Village
        6.25%, 6/1/25                                   4,222       3,763
------------------------------------------------------------------------------
Anne Arundel County, PCR
    Baltimore Gas & Electric, TECP, 3.65%, 4/7/00       1,200       1,200
------------------------------------------------------------------------------
Anne Arundel County, GO
        4.50%, 8/1/24                                   3,250       2,577
------------------------------------------------------------------------------
    TECP, 3.55%, 3/1/00                                 1,000       1,000
------------------------------------------------------------------------------
    Consolidated General Improvement
        6.30%, 8/1/16 (Prerefunded 8/1/05+)               775         828
------------------------------------------------------------------------------
        6.30%, 8/1/19 (Prerefunded 8/1/05+)               725         775
------------------------------------------------------------------------------
        6.30%, 8/1/20 (Prerefunded 8/1/05+)               705         754
------------------------------------------------------------------------------
        6.30%, 8/1/21 (Prerefunded 8/1/05+)               790         844
------------------------------------------------------------------------------
    Consolidated Water and Sewer
        4.50%, 8/1/24                                   3,410       2,703
------------------------------------------------------------------------------
        6.30%, 8/1/22 (Prerefunded 8/1/05+)               450         481
------------------------------------------------------------------------------
        6.30%, 8/1/24 (Prerefunded 8/1/05+)               720         769
------------------------------------------------------------------------------
        7.20%, 4/15/13 (Prerefunded 4/15/00+)             625         640
------------------------------------------------------------------------------
        7.20%, 4/15/14 (Prerefunded 4/15/00+)             625         640
------------------------------------------------------------------------------
Anne Arundel County Economic Dev.
 Baltimore Gas & Electric, TECP, 3.75%, 4/10/00 *       2,000       2,000
------------------------------------------------------------------------------
Baltimore City
    Board of Ed. Admin., COP
        5.00%, 4/1/13 (MBIA Insured)                    3,460       3,257
------------------------------------------------------------------------------
        5.00%, 4/1/14 (MBIA Insured)                    3,635       3,384
------------------------------------------------------------------------------
        5.00%, 4/1/16 (MBIA Insured)                    4,000       3,645
------------------------------------------------------------------------------
    Convention Center
        6.00%, 9/1/17 (FGIC Insured)
        (Prerefunded 9/1/04+)                           5,180       5,404
------------------------------------------------------------------------------

    COP
        7.20%, 4/1/10 (MBIA Insured)
        (Prerefunded 4/1/00+)                           3,250       3,324
------------------------------------------------------------------------------
        7.25%, 4/1/16 (MBIA Insured)
        (Prerefunded 4/1/00+)                          10,700      10,942
------------------------------------------------------------------------------
Baltimore City
    Parking Fac.
        5.25%, 7/1/21 (FGIC Insured)                 $  2,000   $   1,846
------------------------------------------------------------------------------
        5.90%, 7/1/11 (FGIC Insured)                      590         620
------------------------------------------------------------------------------
        5.90%, 7/1/12 (FGIC Insured)                    1,195       1,253
------------------------------------------------------------------------------
        6.00%, 7/1/14 (FGIC Insured)                    5,155       5,408
------------------------------------------------------------------------------
        6.00%, 7/1/15 (FGIC Insured)                    5,460       5,699
------------------------------------------------------------------------------
        6.00%, 7/1/16 (FGIC Insured)                    5,785       6,024
------------------------------------------------------------------------------
        6.00%, 7/1/17 (FGIC Insured)                    6,135       6,363
------------------------------------------------------------------------------
        6.00%, 7/1/18 (FGIC Insured)                    6,505       6,710
------------------------------------------------------------------------------
    Port Fac., E.I. DuPont - Conoco
        6.50%, 10/1/11                                 10,400      10,982
------------------------------------------------------------------------------
    Tindeco Wharf Apartments
        6.60%, 12/20/24 (GNMA Guaranteed)               1,000       1,025
------------------------------------------------------------------------------
    Wastewater
        5.60%, 7/1/13 (MBIA Insured)                   19,300      19,515
------------------------------------------------------------------------------
        5.65%, 7/1/20 (MBIA Insured)                    2,000       1,960
------------------------------------------------------------------------------
    Water
        5.80%, 7/1/15 (FGIC Insured)                    3,350       3,385
------------------------------------------------------------------------------
        6.00%, 7/1/15 (FGIC Insured)                    6,250       6,524
------------------------------------------------------------------------------
Baltimore City, GO
    Consolidated Public Improvement
        Zero Coupon, 10/15/06 (FGIC Insured)            3,100       2,170
------------------------------------------------------------------------------
        Zero Coupon, 10/15/08 (FGIC Insured)
        (Prerefunded 10/15/05+)                         3,800       2,361
------------------------------------------------------------------------------
        Zero Coupon, 10/15/09 (FGIC Insured)
        (Prerefunded 10/15/05+)                         4,600       2,685
------------------------------------------------------------------------------
        Zero Coupon, 10/15/11 (FGIC Insured)            1,240         644
------------------------------------------------------------------------------
        Zero Coupon, 10/15/11 (FGIC Insured)
        (Prerefunded 10/15/05+)                         7,500       3,862
------------------------------------------------------------------------------

        5.50%, 10/15/16 (FGIC Insured)                  1,775       1,754
------------------------------------------------------------------------------
        7.00%, 10/15/07 (MBIA Insured)                    500         558
------------------------------------------------------------------------------
        7.00%, 10/15/08 (MBIA Insured)                  5,190       5,836
------------------------------------------------------------------------------
        7.50%, 10/15/09 (FGIC Insured)                  2,635       3,071
------------------------------------------------------------------------------
Baltimore County
    North Brooke Apartments
        6.35%, 1/20/21 (GNMA Guaranteed)                3,000       3,048
------------------------------------------------------------------------------
    Pickersgill Retirement Community
        7.70%, 1/1/21 (Prerefunded 1/1/02+)             3,550       3,789
------------------------------------------------------------------------------
Stella Maris, 7.50%, 3/1/21 (Prerefunded 3/1/01+)       2,760       2,897
------------------------------------------------------------------------------
Baltimore County, GO
    Pension Funding
        5.125%, 8/1/14                               $  4,300   $   4,100
------------------------------------------------------------------------------
        5.125%, 8/1/15                                  4,195       3,959
------------------------------------------------------------------------------
Baltimore County Economic Dev.
    Maryvale Preparatory School Fac.,
          6.50%, 5/1/11                                  600         557
------------------------------------------------------------------------------
Calvert County Economic Dev.
    Asbury Solomons Islands Fac.
        5.00%, 1/1/27 (MBIA Insured)                    1,750       1,499
------------------------------------------------------------------------------
Calvert County, PCR, Baltimore Gas and Electric
        5.55%, 7/15/14                                  5,550       5,503
------------------------------------------------------------------------------
Carroll County, GO
    Consolidated Public Improvement
    County Commissioners
        5.50%, 12/1/16                                  1,230       1,212
------------------------------------------------------------------------------
        5.50%, 12/1/17                                  1,230       1,204
------------------------------------------------------------------------------
        5.50%, 12/1/18                                  1,230       1,195
------------------------------------------------------------------------------
        5.50%, 12/1/19                                  1,130       1,093
------------------------------------------------------------------------------
        5.625%, 10/1/20                                 1,900       1,854
------------------------------------------------------------------------------
        7.30%, 10/1/20 (Prerefunded 10/1/00+)           2,000       2,077
------------------------------------------------------------------------------

Carroll County
    Copper Ridge, 7.75%, 1/1/18
          (Prerefunded 1/1/03+)                         3,000       3,263
------------------------------------------------------------------------------
   Fairhaven, 7.75%, 1/1/11 (Prerefunded 1/1/01+)       1,000       1,047
------------------------------------------------------------------------------
Charles County
    Holly Station, 6.45%, 5/1/26 (FHA Guaranteed)       1,780       1,796
------------------------------------------------------------------------------
    New Forest Apartments
        6.10%, 11/1/28 (FHA Guaranteed)                 5,000       4,926
------------------------------------------------------------------------------
Damascus Gardens Dev., Multi Family
        7.375%, 8/15/17 (FHA Guaranteed)
        (Escrowed to Maturity)                          3,685       4,169
------------------------------------------------------------------------------
Frederick City, GO, General Improvement
        6.125%, 12/1/09 (FGIC Insured)                  1,840       1,910
------------------------------------------------------------------------------
Frederick County
    Buckinghams Choice
        5.90%, 1/1/17                                   1,855       1,580
------------------------------------------------------------------------------
        6.00%, 1/1/24                                     750         626
------------------------------------------------------------------------------
    Public Facilities, GO, 5.75%, 7/1/19                6,530       6,522
------------------------------------------------------------------------------
Gaithersburg Hosp. Fac.
    Asbury Methodist Home
        5.50%, 1/1/20                                $  3,250   $   2,787
------------------------------------------------------------------------------
    Shady Grove Adventist Hosp.
        6.50%, 9/1/12 (FSA Insured)                     5,000       5,467
------------------------------------------------------------------------------
Howard County
    Golf Course Fac., 6.00%, 2/15/21                    3,110       3,118
------------------------------------------------------------------------------
Howard County, GO
    COP, 8.15%, 2/15/20                                   465         580
------------------------------------------------------------------------------
    Metropolitan Dist.
        7.15%, 5/15/14 (Prerefunded 5/15/00+)           1,005       1,021
------------------------------------------------------------------------------
        7.15%, 5/15/15 (Prerefunded 5/15/00+)           1,080       1,098
------------------------------------------------------------------------------
        7.15%, 5/15/16 (Prerefunded 5/15/00+)           1,160       1,179
------------------------------------------------------------------------------
        7.15%, 5/15/17 (Prerefunded 5/15/00+)           1,245       1,265
------------------------------------------------------------------------------
Laurel
        6.90%, 7/1/07 (MBIA Insured)
        (Prerefunded 7/1/01+)                           1,000       1,051
------------------------------------------------------------------------------
        7.00%, 7/1/09 (MBIA Insured)
        (Prerefunded 7/1/01+)                             550         578
------------------------------------------------------------------------------

Maryland, GO
        5.25%, 7/15/13                                 23,900      23,449
------------------------------------------------------------------------------
        5.25%, 7/15/14                                 10,045       9,758
------------------------------------------------------------------------------
        5.70%, 3/15/10                                  5,000       5,171
------------------------------------------------------------------------------
        6.316%, 8/1/12                                 10,000       9,247
------------------------------------------------------------------------------
        7.00%, 10/15/03 (Prerefunded 10/15/00+)         2,000       2,056
------------------------------------------------------------------------------
        7.10%, 10/15/04 (Prerefunded 10/15/00+)         3,000       3,100
------------------------------------------------------------------------------
Maryland, CDA
        6.20%, 7/1/23 *                                 3,885       3,824
------------------------------------------------------------------------------
    Residential
        5.15%, 3/1/18 *                                 4,250       3,804
------------------------------------------------------------------------------
        6.125%, 9/1/20 *                                5,160       5,124
------------------------------------------------------------------------------
    Single Family
        5.60%, 4/1/18                                   3,740       3,521
------------------------------------------------------------------------------
        5.85%, 7/1/27 *                                 7,000       6,539
------------------------------------------------------------------------------
        5.875%, 7/1/16                                  3,655       3,585
------------------------------------------------------------------------------
        5.875%, 9/1/25 *                                3,500       3,343
------------------------------------------------------------------------------
        5.90%, 9/1/19 *                                 2,000       1,915
------------------------------------------------------------------------------
        5.95%, 9/1/29 *                                20,475      19,441
------------------------------------------------------------------------------
        6.00%, 4/1/17                                   2,500       2,492
------------------------------------------------------------------------------
Maryland, CDA
    Single Family
        6.45%, 4/1/14                                $  1,000   $   1,016
------------------------------------------------------------------------------
        6.75%, 4/1/10 *                                 5,000       5,121
------------------------------------------------------------------------------
        6.75%, 4/1/26 *                                 9,135       9,257
------------------------------------------------------------------------------
        6.80%, 4/1/22 *                                 3,065       3,134
------------------------------------------------------------------------------
        6.80%, 4/1/24 *                                 2,670       2,731
------------------------------------------------------------------------------

        6.85%, 4/1/11                                   4,895       4,999
------------------------------------------------------------------------------
        7.00%, 4/1/14                                   2,720       2,779
------------------------------------------------------------------------------
        7.05%, 4/1/17                                   4,750       4,853
------------------------------------------------------------------------------
        7.25%, 4/1/11                                   2,000       2,040
------------------------------------------------------------------------------
        7.25%, 4/1/19 *                                 9,000       9,173
------------------------------------------------------------------------------
        7.25%, 4/1/27                                   9,250       9,438
------------------------------------------------------------------------------
        7.375%, 4/1/10                                    490         499
------------------------------------------------------------------------------
        7.60%, 4/1/17                                   1,665       1,690
------------------------------------------------------------------------------
Maryland Economic Dev., Assoc. Jewish Charities
        5.67%, 7/15/29                                 16,645      14,063
------------------------------------------------------------------------------
Maryland Energy Fin. Admin.
    Wheelabrator Technologies
        6.30%, 12/1/10 *                                6,145       6,293
------------------------------------------------------------------------------
        6.45%, 12/1/16 *                                2,600       2,612
------------------------------------------------------------------------------
Maryland HHEFA
    Anne Arundel Medical Center
        5.125%, 7/1/33 (FSA Insured)                    7,000       6,007
------------------------------------------------------------------------------
    Bradford Oaks Nursing and Rehabilitation Center
        6.375%, 1/1/19                                  1,500       1,298
------------------------------------------------------------------------------
        6.375%, 1/1/27                                  2,000       1,664
------------------------------------------------------------------------------
    Calvert Memorial Hosp., 5.00%, 7/1/28               1,550       1,208
------------------------------------------------------------------------------
    Doctor's Community Hosp.
        5.50%, 7/1/24                                   3,030       2,323
------------------------------------------------------------------------------
        8.75%, 7/1/22 (Prerefunded 7/1/00+)             6,800       7,038
------------------------------------------------------------------------------
    Francis Scott Key Medical Center
        5.00%, 7/1/18 (FGIC Insured)                    4,880       4,351
------------------------------------------------------------------------------
        5.00%, 7/1/23 (FGIC Insured)                    3,000       2,582
------------------------------------------------------------------------------
        7.00%, 7/1/10 (FGIC Insured)
        (Prerefunded 7/1/00+)                           2,000       2,059
------------------------------------------------------------------------------
    Frederick Memorial Hosp.
        5.00%, 7/1/23 (FGIC Insured)                    5,500       4,733
------------------------------------------------------------------------------
        5.00%, 7/1/28 (FGIC Insured)                    3,750       3,168
------------------------------------------------------------------------------

Maryland HHEFA
    Good Samaritan Hosp.
        5.60%, 7/1/06 (Escrowed to Maturity)         $  1,545   $   1,586
------------------------------------------------------------------------------
        5.70%, 7/1/07 (Escrowed to Maturity)            1,875       1,936
------------------------------------------------------------------------------
        5.75%, 7/1/13 (Escrowed to Maturity)            2,480       2,538
------------------------------------------------------------------------------
        5.75%, 7/1/13 (AMBAC Insured)
        (Escrowed to Maturity)                          1,520       1,555
------------------------------------------------------------------------------
    Helix Health
        5.00%, 7/1/27 (AMBAC Insured)
        (Escrowed to Maturity)                          8,970       7,886
------------------------------------------------------------------------------
        5.125%, 7/1/10 (AMBAC Insured)
        (Escrowed to Maturity)                          2,485       2,449
------------------------------------------------------------------------------
        5.25%, 8/15/38 (AMBAC Insured)                 18,200      15,987
------------------------------------------------------------------------------
    Holy Cross Hosp.
        7.125%, 7/1/10 (AMBAC Insured)
        (Prerefunded 7/1/00+)                           1,400       1,442
------------------------------------------------------------------------------
        7.50%, 7/1/01 (AMBAC Insured)
        (Prerefunded 7/1/00+)                           1,655       1,707
------------------------------------------------------------------------------
    Howard County General Hosp.
        5.50%, 7/1/21 (Escrowed to Maturity)            5,600       5,401
------------------------------------------------------------------------------
    Johns Hopkins Hosp.
        Zero Coupon, 7/1/19                             9,460       2,921
------------------------------------------------------------------------------
        4.50%, 5/15/35                                  2,000       1,495
------------------------------------------------------------------------------
        5.50%, 5/15/38                                 10,590       9,638
------------------------------------------------------------------------------
        7.00%, 7/1/23 (Prerefunded 7/1/00+)             1,305       1,343
------------------------------------------------------------------------------
    Johns Hopkins Medical Institute Parking Fac.
        5.375%, 7/1/20 (AMBAC Insured)                  5,550       5,151
------------------------------------------------------------------------------
    Johns Hopkins Univ.
        5.125%, 7/1/20                                 14,600      13,160
------------------------------------------------------------------------------
        5.25%, 7/1/15                                   3,500       3,361
------------------------------------------------------------------------------
        5.25%, 7/1/16                                   7,540       7,189
------------------------------------------------------------------------------
        5.25%, 7/1/17                                   3,100       2,925
------------------------------------------------------------------------------
        6.00%, 7/1/39                                  15,950      15,853
------------------------------------------------------------------------------

    Kennedy Kreiger Institute
        6.75%, 7/1/22 (Prerefunded 7/1/01+)             2,850       2,933
------------------------------------------------------------------------------
        7.40%, 7/1/11 (Prerefunded 7/1/01+)               370         391
------------------------------------------------------------------------------
    Loyola College
        5.00%, 10/1/39                                  8,500       7,000
------------------------------------------------------------------------------
        5.375%, 10/1/26 (MBIA Insured)                  5,820       5,289
------------------------------------------------------------------------------
Maryland HHEFA
    Maryland General Hosp.
        6.20%, 7/1/24 (MBIA Insured)                 $  4,000   $   4,050
------------------------------------------------------------------------------
    Mercy Medical Center
        5.75%, 7/1/26 (FSA Insured)                     3,810       3,685
------------------------------------------------------------------------------
        6.50%, 7/1/13 (FSA Insured)                     2,155       2,344
------------------------------------------------------------------------------
    Peninsula Regional Medical Center
        5.00%, 7/1/23 (MBIA Insured)                   10,000       8,606
------------------------------------------------------------------------------
    Sinai Hosp.
        7.30%, 7/1/05 (AMBAC Insured) (Prerefunded +)   2,000       2,061
------------------------------------------------------------------------------
    TECP, 3.55%, 3/2/00                                 2,000       2,000
------------------------------------------------------------------------------
    Union Hosp. of Cecil County
        6.625%, 7/1/12 (Prerefunded 7/1/02+)            1,545       1,636
------------------------------------------------------------------------------
    Union Memorial Hosp.
        6.60%, 7/1/06 (MBIA Insured)
        (Prerefunded 7/1/01+)                             500         524
------------------------------------------------------------------------------
        6.75%, 7/1/11 (MBIA Insured)
        (Prerefunded 7/1/01+)                           3,000       3,146
------------------------------------------------------------------------------
        6.75%, 7/1/21 (MBIA Insured)
        (Prerefunded 7/1/01+)                           7,895       8,280
------------------------------------------------------------------------------
    Univ. of Maryland Medical System
        5.00%, 7/1/20 (FGIC Insured)                    5,875       5,146
------------------------------------------------------------------------------
        7.00%, 7/1/11 (MBIA Insured)
        (Prerefunded 7/1/01+)                           4,550       4,786
------------------------------------------------------------------------------
        7.00%, 7/1/17 (FGIC Insured)
        (Prerefunded 7/1/01+)                           7,770       8,174
------------------------------------------------------------------------------
        7.00%, 7/1/22 (FGIC Insured)                    2,020       2,285
------------------------------------------------------------------------------
    Upper Chesapeake Hosp
        5.125%, 1/1/38 (FSA Insured)                    7,915       6,730
------------------------------------------------------------------------------

Maryland Ind. Dev. Fin. Auth.
    American Center for Physics Headquarters Fac.
        6.25%, 1/1/07                                   5,770       5,768
------------------------------------------------------------------------------
        6.375%, 1/1/12                                  5,900       5,936
------------------------------------------------------------------------------
        6.625%, 1/1/17                                  4,250       4,262
------------------------------------------------------------------------------
    Bon Secours Health
        5.929%, 8/26/22 (FSA Insured)                  15,000      15,130
------------------------------------------------------------------------------
    Holy Cross Health, 5.60%, 12/1/09                   2,780       2,826
------------------------------------------------------------------------------
Maryland Local Gov't. Income Trust, GO, COP
        6.80%, 8/1/01                                $  1,615   $   1,656
------------------------------------------------------------------------------
        7.125%, 8/1/09                                  3,000       3,095
------------------------------------------------------------------------------
Maryland-National Capital Park Planning Commission
        6.90%, 7/1/05 (Prerefunded 7/1/00+)             1,400       1,441
------------------------------------------------------------------------------
        6.90%, 7/1/06 (Prerefunded 7/1/00+)             1,350       1,389
------------------------------------------------------------------------------
        6.90%, 7/1/07 (Prerefunded 7/1/00+)             1,400       1,441
------------------------------------------------------------------------------
        6.90%, 7/1/08 (Prerefunded 7/1/00+)             1,400       1,441
------------------------------------------------------------------------------
        6.90%, 7/1/09 (Prerefunded 7/1/00+)             1,400       1,441
------------------------------------------------------------------------------
    Little Bennett Golf Fac.
        8.25%, 10/1/11 (Prerefunded 10/1/02+)           1,980       2,176
------------------------------------------------------------------------------
Maryland-National Capital Park Planning Commission,
        5.375%, 1/15/16                                 1,300       1,262
------------------------------------------------------------------------------
Maryland Stadium Auth.
    Baltimore Convention Center Expansion
        VRDN (Currently 3.95%) *                       11,400      11,400
------------------------------------------------------------------------------
        5.875%, 12/15/11 (AMBAC Insured)                2,025       2,069
------------------------------------------------------------------------------
    Sports Fac.
        5.60%, 3/1/14 (AMBAC Insured)                   1,000       1,002
------------------------------------------------------------------------------
        5.75%, 3/1/22 (AMBAC Insured)                   6,705       6,557
------------------------------------------------------------------------------

Maryland Transportation Auth.
        Zero Coupon, 7/1/07 (FGIC Insured)              8,500       5,753
------------------------------------------------------------------------------
        Zero Coupon, 7/1/08 (FGIC Insured)              2,000       1,278
------------------------------------------------------------------------------
        Zero Coupon, 7/1/09 (FGIC Insured)             10,410       6,278
------------------------------------------------------------------------------
        6.80%, 7/1/16 (Escrowed to Maturity)           13,560      15,058
------------------------------------------------------------------------------
    Baltimore-Washington Int'l. Airport
        6.25%, 7/1/14 (FGIC Insured) *                  3,105       3,197
------------------------------------------------------------------------------
        6.40%, 7/1/19 (FGIC Insured) *                  1,305       1,311
------------------------------------------------------------------------------
Maryland Water Quality Fin. Admin.
        6.70%, 9/1/13 (Prerefunded 9/1/01+)             1,280       1,346
------------------------------------------------------------------------------
        7.10%, 9/1/13 (Prerefunded 9/1/01+)               985       1,041
------------------------------------------------------------------------------
        7.25%, 9/1/11 (Prerefunded 9/1/00+)             1,700       1,760
------------------------------------------------------------------------------
        7.25%, 9/1/12 (Prerefunded 9/1/00+)             2,000       2,071
------------------------------------------------------------------------------
    Revolving Loan Fund
        Zero Coupon, 9/1/02                             1,185       1,046
------------------------------------------------------------------------------
        Zero Coupon, 9/1/07                             1,125         750
------------------------------------------------------------------------------
        6.00%, 9/1/15                                   1,600       1,622
------------------------------------------------------------------------------
Montgomery County
        7.10%, 10/1/10 (Prerefunded 10/1/00+)           1,840       1,908
------------------------------------------------------------------------------
    Golf Course, 6.125%, 10/1/22                        2,260       2,085
------------------------------------------------------------------------------
Montgomery County, GO
    Consolidated Public Improvement
        Zero Coupon, 7/1/09                          $  1,500   $     908
------------------------------------------------------------------------------
        5.375%, 5/1/09                                  2,850       2,892
------------------------------------------------------------------------------
        5.375%, 5/1/10                                  5,700       5,764
------------------------------------------------------------------------------
        5.375%, 5/1/16                                  5,750       5,595
------------------------------------------------------------------------------
        6.00%, 1/1/20                                   6,500       6,649
------------------------------------------------------------------------------
        6.125%, 10/1/13 (Prerefunded 10/1/04+)          2,500       2,662
------------------------------------------------------------------------------
        6.125%, 10/1/14 (Prerefunded 10/1/04+)          3,150       3,355
------------------------------------------------------------------------------
        7.10%, 10/1/09 (Prerefunded 10/1/00+)           1,000       1,037
------------------------------------------------------------------------------

Montgomery County Housing Opportunities Commission
    Multi-Family
        6.25%, 7/1/25                                   5,500       5,528
------------------------------------------------------------------------------
        7.50%, 7/1/24                                   3,000       3,077
------------------------------------------------------------------------------
    Single Family
        Zero Coupon, 7/1/27                             5,285         964
------------------------------------------------------------------------------
        Zero Coupon, 7/1/28                            12,985       2,264
------------------------------------------------------------------------------
        5.75%, 7/1/13                                   1,750       1,735
------------------------------------------------------------------------------
        5.80%, 7/1/17                                     880         853
------------------------------------------------------------------------------
        5.90%, 7/1/17                                   1,835       1,811
------------------------------------------------------------------------------
        6.00%, 7/1/17                                   4,110       4,079
------------------------------------------------------------------------------
        6.50%, 7/1/11                                   2,550       2,587
------------------------------------------------------------------------------
        6.65%, 7/1/16                                   2,185       2,228
------------------------------------------------------------------------------
        6.80%, 7/1/17                                   2,445       2,483
------------------------------------------------------------------------------
        7.50%, 7/1/17                                     280         286
------------------------------------------------------------------------------
Montomery County Housing Opportunities Commission,
        6.90%, 7/1/19                                   2,000       2,033
------------------------------------------------------------------------------
Montgomery County, PCR, Potomac Electric
        5.375%, 2/15/24                                 4,110       3,704
------------------------------------------------------------------------------
Morgan State Univ., Academic Fees and Auxiliary Fac
        6.05%, 7/1/15 (MBIA Insured)                    1,090       1,142
------------------------------------------------------------------------------
Northeast Maryland Waste Disposal Auth.
    Baltimore Resco Retrofit, 5.00%, 1/1/12 *           5,750       4,681
------------------------------------------------------------------------------
    Montgomery County Resources
        6.00%, 7/1/08 *                                10,000      10,209
------------------------------------------------------------------------------
        6.20%, 7/1/10 *                                 7,750       7,933
------------------------------------------------------------------------------
        6.30%, 7/1/16 (MBIA Insured) *                 13,985      14,290
------------------------------------------------------------------------------
    Southwest Resource Recovery Fac.
        6.30%, 7/1/16 *                                 5,000       5,075
------------------------------------------------------------------------------

Prince George's County
    Dimensions Health
        5.375%, 7/1/14                               $  2,685   $   2,132
------------------------------------------------------------------------------
        7.00%, 7/1/01                                   1,305       1,324
------------------------------------------------------------------------------
        7.00%, 7/1/22 (Prerefunded 7/1/02+)             2,660       2,843
------------------------------------------------------------------------------
        7.20%, 7/1/06                                     420         430
------------------------------------------------------------------------------
        7.20%, 7/1/06 (Prerefunded 7/1/02+)             1,985       2,129
------------------------------------------------------------------------------
    Solid Waste Management
        6.90%, 6/30/05 (Prerefunded 6/30/00+)           1,500       1,544
------------------------------------------------------------------------------
        6.90%, 6/30/06 (Prerefunded 6/30/00+)           1,000       1,029
------------------------------------------------------------------------------
        7.00%, 6/30/07 (Prerefunded 6/30/00+)           1,120       1,153
------------------------------------------------------------------------------
        7.00%, 6/30/09 (Prerefunded 6/30/00+)           1,255       1,292
------------------------------------------------------------------------------
Prince George's County Housing Auth.
    New Keystone, 6.80%, 7/1/25 (MBIA Insured)          2,600       2,671
------------------------------------------------------------------------------
    Riverview Terrace Apartments
        6.70%, 6/20/20 (GNMA Guaranteed)                1,500       1,556
------------------------------------------------------------------------------
    Single Family, 5.75%, 8/1/30 (GNMA Guaranteed)      1,920       1,761
------------------------------------------------------------------------------
    Stevenson Apartments
        6.35%, 7/20/20 (GNMA Guaranteed)                2,200       2,231
------------------------------------------------------------------------------
Prince George's County IDA, Upper Marlboro Justice
        5.25%, 6/30/19 (MBIA Insured)                   1,500       1,375
------------------------------------------------------------------------------
Prince George's County, PCR
    Potomac Electric
        5.75%, 3/15/10                                  6,750       6,937
------------------------------------------------------------------------------
        6.375%, 1/15/23                                 7,175       7,285
------------------------------------------------------------------------------
Saint Mary's County, GO
    Consolidated Public Improvement
        5.25%, 10/1/12                                  1,490       1,475
------------------------------------------------------------------------------
        5.50%, 10/1/13                                  1,680       1,688
------------------------------------------------------------------------------
        6.00%, 10/1/15                                  1,875       1,945
------------------------------------------------------------------------------
        6.00%, 10/1/16                                  1,980       2,045
------------------------------------------------------------------------------
        6.00%, 10/1/17                                  1,095       1,125
------------------------------------------------------------------------------
        6.00%, 10/1/18                                  2,215       2,267
------------------------------------------------------------------------------
        6.00%, 10/1/19                                  2,345       2,394
------------------------------------------------------------------------------

Univ. of Maryland
        6.50%, 4/1/12 (Prerefunded 10/1/02+)              440         467
------------------------------------------------------------------------------
        6.375%, 4/1/09 (Prerefunded 10/1/02+)           2,100       2,221
------------------------------------------------------------------------------
Univ. of Maryland
    Auxiliary Fac. and Tuition
        5.60%, 4/1/11                                $  3,155   $   3,206
------------------------------------------------------------------------------
        5.75%, 4/1/17                                   4,500       4,500
------------------------------------------------------------------------------
Washington Suburban Sanitary Dist.
        6.625%, 6/1/18 (Prerefunded 6/1/04+)            3,665       3,903
------------------------------------------------------------------------------
        6.90%, 6/1/08 (Prerefunded 6/1/00+)             1,500       1,541
------------------------------------------------------------------------------
        6.90%, 6/1/09 (Prerefunded 6/1/00+)             2,300       2,362
------------------------------------------------------------------------------
Washington Suburban Sanitary Dist., GO
        6.20%, 6/1/11                                   2,400       2,509
------------------------------------------------------------------------------
        6.20%, 6/1/12                                   1,500       1,554
------------------------------------------------------------------------------
        6.40%, 1/1/15                                   2,270       2,368
------------------------------------------------------------------------------
Worcester County Sanitary Dist.
        6.50%, 8/15/12 (Prerefunded 8/15/02+)           1,265       1,340
------------------------------------------------------------------------------
Worcester County Sanitary Dist., GO
        6.50%, 8/15/12                                    735         774
------------------------------------------------------------------------------
Total Maryland (Cost  $939,783)                                   935,637
------------------------------------------------------------------------------

PUERTO=RICO==3.0%=============================================================
Puerto Rico Commonwealth, GO
        6.25%, 7/1/11 (MBIA Insured)                    2,000       2,172
------------------------------------------------------------------------------
        6.25%, 7/1/12 (MBIA Insured)                    1,750       1,899
------------------------------------------------------------------------------
Puerto Rico Electric Power Auth.
        7.00%, 7/1/11 (Prerefunded 7/1/01+)             1,200       1,265
------------------------------------------------------------------------------
Puerto Rico Highway and Transportation Auth.
        4.75%, 7/1/38                                  10,000       7,814
------------------------------------------------------------------------------
        5.50%, 7/1/15 (FSA Insured)                     5,000       5,000
------------------------------------------------------------------------------

Puerto Rico Municipal Fin. Agency
        6.00%, 7/1/14 (Prerefunded 7/1/04+)
           (FSA Insured)                                3,060       3,254
------------------------------------------------------------------------------
Puerto Rico Municipal Fin. Agency, GO
        5.50%, 7/1/21 (FSA Insured)                     2,375       2,269
------------------------------------------------------------------------------
        6.00%, 7/1/12 (FSA Insured)                     5,000       5,309
------------------------------------------------------------------------------
Total Puerto Rico (Cost  $28,937)                                  28,982
------------------------------------------------------------------------------

U.S.=VIRGIN=ISLANDS==0.4%=====================================================
Virgin Islands PFA, GO, Gross Receipts Taxes,
       6.50%, 10/1/24                                   4,250      4,204
------------------------------------------------------------------------------
Total U. S. Virgin Islands (Cost  $4,250)                          4,204

 98.9% of Net Assets (Cost  $972,970)                         $ 968,823
 Other Assets Less Liabilities                                   10,548

NET ASSETS                                                    $ 979,371

 Net Assets Consist of:
 Accumulated net investment income - net of distributions     $      18
 Accumulated net realized gain/loss - net of distributions       (7,740)
 Net unrealized gain (loss)                                      (4,147)
 Paid-in-capital applicable to 99,208,396 no par value
     shares of beneficial interest outstanding;
     unlimited number of shares authorized                      991,240

 NET ASSETS                                                   $ 979,371
 NET ASSET VALUE PER SHARE                                    $    9.87

     *  Interest subject to alternative minimum tax
     +  Used in determining portfolio maturity
 AMBAC  AMBAC Indemnity Corp.
   CDA  Community Development Administration
   COP  Certificates of Participation
  FGIC  Financial Guaranty Insurance Company
   FHA  Federal Housing Authority
   FSA  Financial Security Assurance Corp.
  GNMA  Government National Mortgage Association
    GO  General Obligation
 HHEFA  Health & Higher Educational Facility Authority
   IDA  Industrial Development Authority
  MBIA  Municipal Bond Investors Assurance Corp.
   PCR  Pollution Control Revenue
   PFA  Public Facility Authority
  TECP  Tax-Exempt Commercial Paper
  VRDN  Variable Rate Demand Note

The accompanying notes are an integral part of these financial statements.

================================================================================

T. Rowe Price Maryland Tax-Free Funds
-------------------------------------
STATEMENT OF OPERATIONS
-----------------------
In thousands
                                               Short-Term
                                                Bond Fund     Bond Fund
                                                     Year          Year
                                                    Ended         Ended
                                                  2/29/00       2/29/00
  Investment Income (Loss)
  Interest income                                $  5,452     $  59,476
---------------------------------------------------------------------------
  Expenses
    Investment management                             532         4,357
    Custody and accounting                            101           172
    Shareholder servicing                              94           606
    Legal and audit                                    13            14
    Prospectus and shareholder reports                  8            60
    Trustees                                            6             9
    Registration                                        3            38
    Miscellaneous                                       4             6
---------------------------------------------------------------------------
    Total expenses                                    761         5,262
    Expenses paid indirectly                           (1)          (11)
---------------------------------------------------------------------------
    Net expenses                                      760         5,251
---------------------------------------------------------------------------
  Net investment income (loss)                      4,692        54,225
---------------------------------------------------------------------------
  Realized and Unrealized Gain (Loss)
  Net realized gain (loss)
    Securities                                        (37)       (7,632)
    Futures                                             -           449
---------------------------------------------------------------------------
    Net realized gain (loss)                          (37)       (7,183)
  Change in net unrealized gain
     or loss on securities                         (3,124)      (79,301)
---------------------------------------------------------------------------
  Net realized and unrealized gain (loss)          (3,161)      (86,484)
---------------------------------------------------------------------------
  INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                         $  1,531     $ (32,259)

The accompanying notes are an integral part of these financial statements.

================================================================================

T. Rowe Price Maryland Tax-Free Funds
-------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------
In thousands
                                            Short-Term
                                             Bond Fund                Bond Fund
                                       Year                    Year
                                      Ended                   Ended
                                    2/29/00    2/28/99      2/29/00     2/28/99
Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)   $    4,692  $   4,277   $   54,225  $   50,299
  Net realized gain (loss)              (37)       435       (7,183)        489
  Change in net unrealized
  gain or loss                       (3,124)       271      (79,301)      4,337
--------------------------------------------------------------------------------
  Increase (decrease) in
  net assets from operations          1,531      4,983      (32,259)     55,125
--------------------------------------------------------------------------------
Distributions to shareholders
  Net investment income              (4,692)    (4,277)     (54,225)    (50,299)
  Net realized gain                       -          -       (1,002)          -
--------------------------------------------------------------------------------
  Decrease in net assets
  from distributions                 (4,692)    (4,277)     (55,227)    (50,299)
--------------------------------------------------------------------------------
Capital share transactions *
  Shares sold                        60,256     50,730      204,647     225,022
  Distributions reinvested            3,989      3,552       40,122      36,608
  Shares redeemed                   (59,501)   (41,860)    (241,073)   (129,711)
--------------------------------------------------------------------------------
  Increase (decrease) in
  net assets from capital
  share transactions                  4,744     12,422        3,696     131,919
--------------------------------------------------------------------------------
Net Assets
Increase (decrease)
during period                         1,583     13,128      (83,790)    136,745
Beginning of period                 122,552    109,424    1,063,161     926,416
--------------------------------------------------------------------------------
End of period                    $  124,135  $ 122,552   $  979,371  $1,063,161

*Share information
  Shares sold                      11,825      9,854        19,871       21,026
  Distributions reinvested            784        690         3,939        3,419
  Shares redeemed                 (11,694)    (8,141)      (23,722)     (12,133)
  Increase (decrease)
  in shares outstanding               915      2,403            88       12,312

The accompanying notes are an integral part of these financial statements.

================================================================================

T. Rowe Price Maryland Tax-Free Funds
-------------------------------------                         February 29, 2000

NOTES TO FINANCIAL STATEMENTS
-----------------------------
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
----------------------------------------

     T. Rowe Price State Tax-Free Income Trust (the trust) is registered under the Investment Company Act of 1940. The Maryland Short-Term Tax-Free Bond Fund (the Short-Term Bond Fund) and the Maryland Tax-Free Bond Fund (the Bond Fund), nondiversified, open-end management investment companies, are two of the portfolios established by the trust and commenced operations on January 29, 1993, and March 31, 1987, respectively.

     The accompanying financial statements are prepared in accordance with generally accepted accounting principles for the investment company industry; these principles may require the use of estimates by fund management.

     Valuation Debt securities are generally traded in the over-the-counter market. Investments in securities are stated at fair value as furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of that fund, as authorized by the Board of Trustees.

     Premiums and Discounts Premiums and original issue discounts on municipal securities are amortized for both financial reporting and tax purposes. Market discounts are recognized upon disposition of the security as gain or loss for financial reporting purposes and as ordinary income for tax purposes.

     Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by each fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles. Expenses paid indirectly reflect credits earned on daily uninvested cash balances at the custodian and are used to reduce each fund's custody charges.

NOTE 2 - INVESTMENT TRANSACTIONS
--------------------------------
                                                   Short-Term
                                                    Bond Fund         Bond Fund
                                                    ---------         ---------
 Purchases                                        $ 56,177,000    $ 297,767,000
 Sales                                              50,574,000      293,654,000

       ******************************************************************

     Purchases  and  sales  of  portfolio  securities,   other  than  short-term
securities, for the year ended February 29, 2000, were as follows:

NOTE 3 - FEDERAL INCOME TAXES
-----------------------------

     No provision for federal income taxes is required since each fund intends to continue to qualify as a regulated investment company and distribute all of its income. As of February 29, 2000, the Short-Term Bond had capital loss carryforwards for federal income tax purposes of $130,000, of which $121,000, expires in 2004 and $9,000 expires in 2008. As of February 29, 2000, the Bond Fund had capital loss carryforwards of $5,728,000, all of which expires in 2008. Each fund intends to retain gains realized in future periods that may be offset by available capital loss carryforwards.

     In order for the Bond Fund's capital accounts and distributions to shareholders to reflect the tax character of certain transactions, the following reclassifications were made during the year ended February 29, 2000. The results of operations and net assets were not affected by the increases/(decreases) to these accounts.

       ******************************************************************
        Undistributed net realized gain                   $     626,000
        Paid-in-capital                                        (626,000)
       ******************************************************************

     At February 29, 2000, the costs of investments for the Short-Term Bond and Bond Funds were substantially the same for federal income tax purposes as for financial reporting and totaled $123,979,000 and $972,970,000, respectively. Net unrealized gain (loss) on investments was as follows:

       ******************************************************************
                                                   Short-Term
                                                    Bond Fund         Bond Fund
                                                    ---------         ---------
 Appreciated investments                          $    23,000     $  20,620,000
 Depreciated investments                           (1,328,000)      (24,767,000)
 Net unrealized gain (loss)                       $(1,305,000)    $  (4,147,000)

       ******************************************************************

NOTE 4 - RELATED PARTY TRANSACTIONS
-----------------------------------

     The investment management agreement between each fund and T. Rowe Price Associates, Inc. (the manager) provides for an annual investment management fee, of which $39,000 and $321,000 were payable at February 29, 2000 by the Short-Term Bond and Bond Funds, respectively. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.10% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by the manager or Rowe Price-Fleming International, Inc. (the group). The group fee rate ranges from 0.48% for the fir st $1 billion of assets to 0.295% for assets in excess of $120 billion. At Feb ruary 29, 2000, and for the year then ended, the effective annual group fee rate was 0.32%. Each fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

     Under the terms of the investment management agreement, the manager is required to bear any expenses through February 28, 2001, which would cause the Short-Term Bond Fund's ratio of total expenses to average net assets to exceed 0.60%. Thereafter, through February 28, 2003, the fund is required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the Short-Term Bond Fund's ratio of total expenses to average net assets to exceed 0.60%. Pursuant to this agreement, $2,000 of management fees were not accrued by the Short-Term Bond Fund for the year ended February 29, 2000. Additionally, $7,000 of unaccrued management fees related to a previous expense limitations are subject to reimbursement through February 28, 2001.

     In addition, each fund has entered into agreements with the manager and a wholly owned subsidiary of the manager, pursuant to which each fund receives certain other services. The manager computes the daily share price and maintains the financial records of each fund. T. Rowe Price Services, Inc. is each fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the funds. The Short-Term Bond and Bond Funds incurred expenses pursuant to these related party agreements totaling approximat ely $144,000 and $564,000, respectively, for year ended February 29, 2000, of which $14,000 and $59,000, respectively, were payable at period-end.

================================================================================

T. Rowe Price Maryland Tax-Free Funds
-------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of T. Rowe Price State Tax-Free Income Trust and Shareholders of Maryland Short-Term Tax-Free Bond Fund and Maryland Tax-Free Bond Fund

     In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Maryland Short-Term Tax-Free Bond Fund and Maryland Tax-Free Bond Fund (two of the portfolios comprising T. Rowe Price State Tax-Free Income Trust, hereafter referred to as "the Funds") at February 29, 2000 and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2000 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Baltimore, Maryland
March 17, 2000

================================================================================
T. Rowe Price Maryland Tax-Free Funds
-------------------------------------
    TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 2/29/00

     We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

     The Short-Term Bond Fund's distributions to shareholders included $4,667,000 which qualified as exempt-interest dividends. The Bond Fund's distributions to shareholders included: * $33,000 from short-term capital gains.

* $969,000 from long-term capital gains, subject to the 20% rate gains category,

* $54,187,000 which qualified as exempt-interest dividends.
================================================================================

T. Rowe Price Shareholder Services
----------------------------------
   INVESTMENT SERVICES AND INFORMATION
   -----------------------------------
               KNOWLEDGEABLE SERVICE REPRESENTATIVES
               -------------------------------------
               BY  PHONE  1-800-225-5132   Available  Monday
               through Friday from 8 a.m. to 10 p.m. ET and weekends from 8:30 a.m. to 5 p.m. ET.

               In Person Available in T. Rowe Price Investor
               Centers.

   ACCOUNT SERVICES
   ----------------
               Checking Available on most fixed income funds
               ($500 minimum).

               Automatic Investing From your bank account or paycheck.

               Automatic  Withdrawal  Scheduled,   automatic
               redemptions.

               Distribution Options Reinvest all, some, or none of your distributions.

               Automated    24-Hour    Services    Including
               Tele*AccessRegistration  Mark and the T. Rowe
               Price  Web  site  on the  Internet.  Address:
               www.troweprice.com

   BROKERAGE SERVICES*
   -------------------
               Individual    Investments   Stocks,    bonds,
               options,    precious   metals,    and   other
               securities at a savings over full-service commission rates. **

   INVESTMENT INFORMATION
   ----------------------
               Combined   Statement  Overview  of  all  your
               accounts with T. Rowe Price.

               Shareholder Reports Fund managers' reviews of their strategies and results.

               T. Rowe Price Report Quarterly investment newsletter discussing markets and financial strategies.

               Performance Update Quarterly review of all T.
               Rowe Price fund results.

               Insights Educational reports on investment strategies and financial markets.

               Investment Guides Asset Mix Worksheet, College Planning Kit, Diversifying Overseas:
               A Guide to International Investing, Personal Strategy Planner, Retirees Financial Guide, and Retirement Planning Kit.

               * T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc.,
                              Member NASD/SIPC.
               **             Based  on  a  September   1999
                              survey                     for
                              representative-assisted  stock
                              trades. Services vary by firm,
                              and   commissions   may   vary
                              depending on size of order.

================================================================================
T. Rowe Price Mutual Funds
--------------------------
STOCK FUNDS
-----------
DOMESTIC
--------
Blue Chip Growth
Capital Appreciation
Capital Opportunity
Diversified Small-Cap Growth
Dividend Growth
Equity Income
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock

STOCK FUNDS
-----------
DOMESTIC
--------
Health Sciences
Media &  Telecommunications
Mid-Cap Growth
Mid-Cap Value
New America Growth
New Era New Horizons*
Real Estate
Science & Technology
Small-Cap  Stock
Small-Cap  Value
Spectrum  Growth
Tax-Efficient Growth
Total Equity Market Index
Value

INTERNATIONAL/GLOBAL
--------------------
Emerging Markets Stock
European Stock
Global  Stock
International  Discovery*
International  Growth  & Income
International  Stock
Japan
Latin  America
New Asia
Spectrum  International

BOND FUNDS
----------
DOMESTIC TAXABLE
----------------
Corporate  Income
GNMA
High Yield
New Income
Short-Term Bond
Short-Term U.S. Government
Spectrum Income
Summit GNMA
Summit Limited-Term Bond
U.S.  Treasury  Intermediate
U.S.  Treasury  Long-Term

DOMESTIC  TAX-FREE
------------------
California  Tax-Free Bond
Florida  Intermediate  Tax-Free
Georgia Tax-Free Bond
Maryland  Short-Term  Tax-Free Bond
Maryland  Tax-Free Bond
New Jersey  Tax-Free Bond
New  York  Tax-Free  Bond
Summit   Municipal   Income
Summit   Municipal Intermediate
Tax-Free High Yield
Tax-Free  Income
Tax-Free  Intermediate  Bond
Tax-Free  Short-Intermediate
Virginia Short-Term Tax-Free Bond
Virginia Tax-Free Bond

INTERNATIONAL/GLOBAL
--------------------
Emerging Markets Bond
Global Bond
International Bond

MONEY MARKET FUNDS+
-------------------
TAXABLE
-------
Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

TAX-FREE
--------
California  Tax-Free Money
New York Tax-Free Money
Summit Municipal Money Market
Tax-Exempt  Money

BLENDED  ASSET  FUNDS
---------------------
Balanced
Personal  Strategy  Balanced
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced

T. ROWE PRICE NO-LOAD  VARIABLE  ANNUITY
----------------------------------------
Equity Income  Portfolio
International  Stock Portfolio
Limited-Term  Bond  Portfolio
Mid-Cap  Growth  Portfolio
New America Growth Portfolio
Personal Strategy Balanced Portfolio
Prime Reserve Portfolio

     *    Closed to new investors.
     # Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

Please call for a prospectus.  Read it carefully before  investing.

The T. Rowe Price No-Load Variable Annuity [#V6021] is issued by SECURITY BENEFIT LIFE INSURANCE COMPANY. In New York, it [#FSB201(11-96)] is issued by FIRST SECURITY BENEFIT LIFE INSURANCE COMPANY OF NEW YORK, White Plains, NY. T. Rowe Price refers to the underlying portfolios' investment managers and the distributors, T. Rowe Price Investment Services, Inc.; T. Rowe Price Insurance Agency, Inc.; and T. Rowe Price Insurance Agency of Texas, Inc. The Security Benefit Group of Companies and the T. Rowe Price companies are not affiliated. The variable annuity may not be available in all states. The contract has limitations. Call a representative for costs and complete details of the coverage.

================================================================================
For fund and account information
or to conduct transactions,
24 hours, 7 days a week
By touch-tone telephone
Tele*Access 1-800-638-2587
By Account Access on the Internet
www.troweprice.com/access

For assistance with
your existing fund account, call:
Shareholder Service Center
1-800-225-5132

To open a brokerage account or
obtain information, call:
1-800-638-5660

Internet address:
www.troweprice.com

Plan Account Lines for retirement
plan participants:
The appropriate 800 number appears
on your retirement account statement.

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for
distribution only to shareholders
and to others who have received
a copy of the prospectus appropriate
to the fund or funds covered in this report.

Walk-In Investor Centers:
For directions,  call 1-800-225-5132
or visit our Web site

Baltimore  Area
Downtown
101 East  Lombard  Street
Owings  Mills
Three Financial Center
4515  Painters  Mill Road

Boston  Area
386  Washington  Street
Wellesley

Colorado Springs
4410 ArrowsWest Drive

Los Angeles Area
Warner Center
21800 Oxnard  Street,  Suite 270
Woodland  Hills

Tampa
4200 West Cypress  Street
10th Floor

Washington, D.C.
900 17th Street N.W.
Farragut Square

T. Rowe Price Investment Services, Inc., Distributor.          C12-050  2/29/00